Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 14, 2023
Entity Registrant Name	dei_EntityRegistrantName	Volatility Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001884021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2023
Prospectus Date	rr_ProspectusDate	Apr. 14, 2023
-1x Short VIX Mid-Term Futures Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, that correspond to one times (1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. At the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing its assets in futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), that comprise the Index and other “Financial Instruments” (as defined below). The Fund will invest in VIX Futures Contracts via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts that comprise the Index. The number and type of these contracts will naturally change day-to-day as the Fund takes a daily rolling short position in such contracts. In order to achieve investment results that correspond to the daily performance of the Index, the Fund will rebalance its portfolio on a daily basis. The rebalancing of the portfolio will not be affected by the performance of the Fund or the Index for any prior period. “Financial Instruments” are instruments whose value is derived from the value of an underlying asset, rate or benchmark and include futures contracts, options transactions, swap agreements and forward contracts. Volatility Shares LLC (the “Adviser” or “Volatility Shares”) serves as investment adviser to the Fund. The Fund’s investment sub-adviser is Penserra Capital Management LLC (the “Sub-Adviser” or “Penserra”). In seeking to achieve the Fund’s investment objective, the Sub-Adviser invests in a manner that is designed to correspond to the daily performance of the Index.

The Index is is designed to measure the performance of the inverse of the Underlying Index, which measures the return of a daily rolling long position in fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts. The Underlying Index consists of the shortest term and longest term VIX Futures Contracts that are rolled daily so that the shortest month VIX Futures Contract is rolled to the fourth longest month VIX Futures Contracts in equal daily fractional amounts. This portfolio rolling seeks to maintain a constant weighted average time to maturity of approximately five months (i.e., through its daily rolling, the strategy seeks to equally weight each of the VIX Futures Contracts by maturity date). On the other hand, the Index seeks to replicate the inverse of this investment strategy by investing in short positions of fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts that are rolled daily. The Fund’s regular purchases and sales of VIX Futures Contracts throughout the year may cause the Fund to experience higher than normal portfolio turnover.

The Fund has adopted a policy to invest in futures contracts and other securities in an amount that provides investment exposure of at least 80% of the value of the Fund's net assets (plus the mount of any borrowing for investment purposes) to VIX Futures Contracts. The Fund’s investment objective and 80% investment policy are non-fundamental policies that the Board of Trustees of the Trust may change without shareholder approval upon 60 days’ prior written notice to the Fund’s shareholders.

The Index and the VIX are two separate indices and can be expected to perform very differently. The VIX is a non-investable index that measures the implied volatility of the S&P 500 Index (the “S&P 500”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the S&P 500 over the next 30 days. The VIX does not represent the actual volatility of the S&P 500. Unlike many indexes, the VIX is not an investable index. The VIX is calculated based on the prices of a constantly changing portfolio of S&P 500 put and call options. The Index, on the other hand, consists of short positions in mid-term VIX Futures Contracts and the Fund’s portfolio will comprise of short positions on VIX Futures Contracts that comprise the Index. As such, the performance of the Index, and therefore the performance of the Fund, can be expected to be very different from the actual volatility of the S&P 500 or inverse (-1x) the performance of the VIX. As a result, the performance of the Fund also can be expected to be very different from inverse (-1x) the actual volatility of the S&P 500.

In addition to its investments in Financial Instruments, the Fund will invest its remaining assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in Financial Instruments. In addition, as described below, Collateral Investments are among the types of investments the Fund may make if circumstances require the Fund to invest in Secondary Investments, as described below.

The Sub-Adviser uses a mathematical approach to investing. Using this approach, the Sub-Adviser determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the daily Fund’s investment objective. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in Financial Instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the single day returns of the Index. In managing the assets of the Fund, the Sub-Adviser does not invest the assets of the Fund in securities or Financial Instruments based on the Sub-Adviser’s view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or Financial Instruments that, in combination, produce investment results that, before fees and expenses, match single day returns of the Index (and inverse exposure to the Underlying Index), consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.

The Fund seeks to engage in daily rebalancing to position its portfolio so that its exposure to the Index is consistent with the Fund’s daily investment objective. The time and manner in which the Fund rebalances its portfolio may vary from day-to-day at the discretion of the Sub-Adviser, depending on market conditions and other circumstances. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.

Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ in amount, and possibly even direction, from the return of the Index for the same period. The Fund will lose money if the Index’s performance is flat over time, and the Fund can lose money regardless of the performance of the Index, as a result of daily rebalancing, the Index’s volatility, compounding of each day’s return and other factors. See “Principal Risks” below.

The Fund invests in VIX Futures Contracts indirectly via the Subsidiary. VIX Futures Contracts are traded on commodity exchanges registered with the Commodity Futures Trading Commission (the “CFTC”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to VIX Futures Contracts in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary’s custodian is U.S. Bank National Association.

Secondary Investments

The Fund’s ability to invest in VIX Futures Contracts will be limited by the applicable position limits of the CFE, and the requirement that the size of the Fund’s Subsidiary, which will hold the VIX Futures Contracts, will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. If the Fund is unable to purchase or sell VIX Futures Contracts due to such limitations, the Fund will invest, in the discretion of the Sub-Adviser, in other Financial Instruments, exchange traded funds with investment objective and strategies similar to those of the Fund and/or additional Collateral Investments (collectively, “Secondary Investments”).

The Fund is classified as “non-diversified” under the 1940 Act.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.volatilityshares.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.volatilityshares.com
-1x Short VIX Mid-Term Futures Strategy ETF | -1x Short VIX Mid-Term Futures Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZIVB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 430

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.